Note 22 - Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
22.	Subsequent Events

In
January
and in
February,
2017,
the Company repaid
$995
and
$3,036,
respectively under the Family Trading Facility.

The following transactions were entered into by the Company and with an unrelated party, Kalani Investments Limited (the Investor):

a.	On
February
2,
2017
the Company entered into a Common Stock Purchase Agreement with the Investor, for the sale of up to
$3,099
of shares of the Company’s common stock that the Company
may
sell from time to time to the Investor, over the next
24
months. In accordance with this Common Stock Purchase Agreement the Company issued
22,835
common shares as a commitment fee to the Investor. As of
March
10,
2016,
the Company has sold an aggregate
1,054,842
shares its common stock to the Investor under the Common Stock Purchase Agreement, with aggregate gross proceeds from the sale of $
$1,773.

b.	On
February
6,
2017
the Company issued a
6%
Original Issue Discount Promissory Note (the Note) to the Investor at a nominal amount of
$3,500
for a consideration of
$3,290.
The Note has a mandatory redemption
100
days from issuance.

On
February
14,
2017,
the Company entered into a securities purchase agreement with a non-affiliated non-US investor, affiliated with Kalani, pursuant to which the Company sold
7,500
Series C convertible preferred shares to this non-affiliated investor for
$7,500,
which are convertible into a number of the Company’s common shares equal to the quotient of
$1
divided by the lesser of the following
two
prices: (i)
$3.75
and (ii)
75%
of the lowest daily VWAP of the Company's common shares over the
21
consecutive trading days expiring on the trading day immediately prior to the date of delivery of a conversion notice, but in no event will this conversion price be less than
$0.25.
In accordance with the sale of Series C convertible preferred shares the Company issued
72,910
common shares as a commitment fee to the non-affiliated investor.

On
February
20,
2017
the Company entered into an Securities Purchase Agreement to purchase a
40%
interest in a
50,000
dwt product/chemical tanker, The M/T Stenaweco Elegance, with a time charter from an entity affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis. The purchase price of this
40%
interest is
$6,500
and is payable in cash.

On
February
21,
2017,
the maturity of the Family Trading loan was extended to
December
31,
2018
and the facility was amended from a revolving credit facility to a non-revolving credit line. Furthermore pursuant to this extension, Family Trading has the option to get repaid for any principal, accrued fees and/or interest in the Company’s common shares. Said amounts are convertible into a number of the Company’s common shares by dividing the amount to be converted with
80%
of the lowest daily VWAP of the Company’s common shares over the
20
consecutive trading days expiring on the trading day immediately prior to the date of conversion, but in no event will this conversion price be less than
$0.60
(per share). The credit line bears interest at the rate of
10%
per annum. On
February
21
and
22,
2017
the Company issued
777,000
common shares as payment of
$1,198
for accrued commitment fees, extension fees and interest of the Family Trading loan.

Subsequent to
December
31,
2016,
the Company issued
293,138
common shares upon the exercise of
205,578
Warrants and
854,756
common shares pursuant to conversions of
1,495
Series B Convertible Preferred Shares of the Yorkville transaction.